SELLING, GENERAL AND ADMINISTRATIVE COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Selling costs	€ 167,819	€ 173,484	€ 146,430
General and administrative costs	€ 159,522	€ 155,581	€ 148,812